Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	524
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,115
10 Years	rr_ExpenseExampleYear10	1,981
1 Year	rr_ExpenseExampleNoRedemptionYear01	524
3 Years	rr_ExpenseExampleNoRedemptionYear03	809
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,981
Annual Return 2008	rr_AnnualReturn2008	(25.50%)
Annual Return 2009	rr_AnnualReturn2009	39.51%
Annual Return 2010	rr_AnnualReturn2010	12.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.30%)
Past 1 Year	rr_AverageAnnualReturnYear01	7.76%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	524
5 Years	rr_ExpenseExampleYear05	946
10 Years	rr_ExpenseExampleYear10	2,121
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	524
5 Years	rr_ExpenseExampleNoRedemptionYear05	946
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,121
Past 1 Year	rr_AverageAnnualReturnYear01	11.24%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,444
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	620
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,444
Past 1 Year	rr_AverageAnnualReturnYear01	12.93%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Income Builder Fund Class/Ticker: A/JNBAX; C/JNBCX; Select/JNBSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Fund — SALES CHARGES" on page 17 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/29/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There is no limit on the number of countries in which the Fund may invest, and the Fund may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Fund's assets among strategies and asset classes. The adviser buys and sells securities and investments for the Fund based on the adviser's view of strategies, sectors, and overall portfolio construction taking into account  income generation, risk/return analyses, and relative value considerations.

The Fund may invest up to 100% of its total assets in debt and equity securities that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Fund currently expects to invest no more than 70% of its total assets in such securities. The Fund may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments) and up to 60% of its total assets in equity securities. The Fund has broad discretion to use other types of investments as principal investment strategies. These include mortgage-backed, mortgage-related and asset-backed securities, including collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities, dollar rolls, real estate investment trusts (REITs), inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when-issued securities and forward commitments, exchange traded funds (ETFs), affiliated investment companies and other investment companies including closed-end funds.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Fund, for hedging and for risk management. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Interest Rate and Credit Risks. The Fund's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate, leading to greater price volatility and potentially making it difficult for the Fund to sell such investments.

Foreign Securities, Emerging Market, and Currency Risks. The Fund may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets." While the Fund may engage in various strategies to hedge against currency risk, it is not required to do so. The Fund may be subject to greater volatility than a more geographically diversified fund.

High Yield Securities and Loan Risks. The Fund may invest in securities including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. The inability to dispose of Loans in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Real Estate Securities Risk. The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund may invest in mortgage-related and asset-backed securities including so-called "sub-prime mortgages" that are subject to certain other risks including prepayment and call risks. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs), interest-only (IOs) and principal-only (POs) stripped mortgage-backed securities are more volatile and may be subject to a higher risk of non-payment than other mortgage related securities.

ETF and Investment Company Risk. Shareholders bear both their proportionate share of the Fund's expenses and similar expenses of an ETF or other investment company. The price and movement of an ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Inflation-Linked Securities Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund's Class A Shares has varied from year to year over the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), S&P 500 Index, Barclays Capital U.S. Aggregate Index, the Income Builder Composite Benchmark, comprised of two broad-based securities indexes and the Lipper Global Flexible Portfolio Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund did not experience any shareholder purchase and sale activity prior to December 18, 2009. If such shareholder activity had occurred, the Fund's performance may have been impacted. Updated performance information is available by visiting http://www.jpmorganfunds.com/ or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how performance of the Fund's Class A Shares has varied from year to year over the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI World Index (net of foreign withholding taxes), S&P 500 Index, Barclays Capital U.S. Aggregate Index, the Income Builder Composite Benchmark, comprised of two broad-based securities indexes and the Lipper Global Flexible Portfolio Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.jpmorganfunds.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2009	16.57%
Worst Quarter	4th quarter, 2008	-15.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's benchmark has changed from the S&P 500 Index to the MSCI World Index to better reflect the Fund's investment strategies
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for only the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | MSCI World Index (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)

Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.76%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.32%)	[3]
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.22%)
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | BARCLAYS CAPITAL U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.53%
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | INCOME BUILDER COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)

Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.23%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.47%
Class A, Class C & Select Class Shares | JPMorgan Income Builder Fund | LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.85%)

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.25% and 0.60% of the aver- age daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/12, at which time the Service Providers will determine whether or not to renew or revise it.
[3]	The Fund's benchmark has changed from the S&P 500 Index to the MSCI World Index to better reflect the Fund's investment strategies.